UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter Ended: December 31, 2000
Check here if Amendment [  ];      Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     The Capital Management Corporation
Address:  9030 Stony Point Parkway, Suite 150
Richmond, Virginia 23235
13F File Number:  28-801-13252
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302
Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia        February 15, 2001
[Signature]          [City, State]            [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total: 123
Form 13F Information Table Value Total: $135,906,830 (thousands) List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all
institutional
investment
managers with respect to which this report is filed, other than the manager
filing this
report.
[If there are no entries in this list, state "NONE" and omit the column
headings and list
entries.]
No.             13F File Number         Name
NONE

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12/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

AOL Time Warner, Incorporated    COMMON  00184A105      388,944         7,400     X    ALL                      7,400
AT&T Corporation                 COMMON  001957109      293,141        12,219     X    ALL                     12,219
Abbott Labs                      COMMON  002824100    1,007,107        22,450     X    ALL                     22,450
Advanced Energy Industries, Inc. COMMON  007973100    1,756,110        57,225     X    ALL                     57,225
Agilent Technologies, Inc.       COMMON  00846U101      212,969         3,904     X    ALL                      3,904
Alcoa, Inc.                      COMMON  013817101      816,363        22,220     X    ALL                     22,220
Allegheny Energy, Inc.           COMMON  017361106      283,454         6,212     X    ALL                      6,212
American Electric Power          COMMON  025537101      286,446         6,623     X    ALL                      6,623
American Express Company         COMMON  025816109      423,900         9,000     X    ALL                      9,000
American Home Products Corp.     COMMON  02660910     3,678,975        62,250     X    ALL                     62,250
AMGEN, Inc.                      COMMON  031162100    5,776,187        82,150     X    ALL                     82,150
Analog Devices, Inc.             COMMON  032654105      287,960         4,600     X    ALL                      4,600
Apache Corporation               COMMON  037411105    1,169,280        20,300     X    ALL                     20,300
Applied Materials, Inc.          COMMON  038222105      779,849        15,500     X    ALL                     15,500
AptarGroup Inc.                  COMMON  038336103    1,873,021        62,601     X    ALL                     62,601
BB & T Corp.                     COMMON  054937107      887,509        24,229     X    ALL                     24,229
BP Amoco PLC ADR                 COMMON  055622104      678,873        13,182     X    ALL                     13,182
Bank of America Corporation      COMMON  060505104      574,097        10,667     X    ALL                     10,667
Banc One Corporation             COMMON  06423A103      459,347        11,718     X    ALL                     11,718
Baxter Int'l Inc.                COMMON  07181310       711,828         8,100     X    ALL                      8,100
Bed Bath & Beyond                COMMON  075896100    1,051,879        39,600     X    ALL                     39,600
BellSouth Corp.                  COMMON  079860102      484,610        11,500     X    ALL                     11,500
Berkshire Hathaway Class B       COMMON  084670207      562,500           250     X    ALL                        250
Biomet Incorporated              COMMON  090613100    1,579,003        46,872     X    ALL                     46,872

TOTAL                                                26,023,352

12/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Bristol-Myers Squibb             COMMON  110122108    2,816,864        45,514     X    ALL                     45,514
Capital One Financial Corp.      COMMON  14040H105      680,616        10,800     X    ALL                     10,800
Circuit City                     COMMON  172737108      316,575        16,750     X    ALL                     16,750
Cisco System Inc.                COMMON  17275R102    1,834,440        49,000     X    ALL                     49,000
Clayton Homes Inc                COMMON  184190106    1,344,414        97,775     X    ALL                     97,775
Coca Cola Company                COMMON  191216100    2,031,740        35,030     X    ALL                     35,030
Cognex Corporation               COMMON  192422103      552,237        21,000     X    ALL                     21,000
Computer Sciences Corp.          COMMON  20536310       363,052         5,620     X    ALL                      5,620
Concord EFS, Inc.                COMMON  206197105      521,558        11,900     X    ALL                     11,900
Corning Incorporated             COMMON  219350105    1,256,154        22,150     X    ALL                     22,150
Cost Plus, Incorporated          COMMON  221485105      224,438         9,000     X    ALL                      9,000
Costco Whsl Corporation          COMMON  22160K105    1,459,653        31,560     X    ALL                     31,560
Delphi Automotive Systems Corp.  COMMON  247126105      231,732        15,700     X    ALL                     15,700
DENTSPLY Int'l. Inc.             COMMON  249030107      705,078        20,400     X    ALL                     20,400
Diebold Inc,                     COMMON  253651103    1,382,075        46,850     X    ALL                     46,850
Dominion Resources, Inc.  VA     COMMON  25746U109      637,838        10,321     X    ALL                     10,321
E. I. duPont deNemours Co., Inc. COMMON  263534109      924,686        21,155     X    ALL                     21,155
Duke Energy Corp                 COMMON  264399106      241,362         6,600     X    ALL                      6,600
EMC Corp                         COMMON  268648102      258,366         3,400     X    ALL                      3,400
Electronic Data Systems Corp.    COMMON  285661104      588,278        10,571     X    ALL                     10,571
Emerson Electric Company         COMMON  29101110       458,128         6,028     X    ALL                      6,028
Enron Corporation                COMMON  293561106      232,000         2,900     X    ALL                      2,900
Exxon Mobil Corp.                COMMON  30231G102    5,041,937        59,916     X    ALL                     59,916
Fastenal Co.                     COMMON  311900104    2,553,806        45,150     X    ALL                     45,150

TOTAL                                                26,657,027

12/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Freddie Mac  (Voting Shares)     COMMON  313400301      332,450         5,450     X    ALL                      5,450
Cisco Systems Jan '02   65 Puts  COMMON  33299W9M4      396,000        14,400     X    ALL                     14,400
First Union                      COMMON  337358105      673,680        19,855     X    ALL                     19,855
First Virginia Bank              COMMON  337477103      585,629        12,665     X    ALL                     12,665
FleetBoston Financial Corp.      COMMON  339030108      277,376         6,400     X    ALL                      6,400
Ford Motor Company, Inc.         COMMON  345370860      275,210         9,763     X    ALL                      9,763
Forest Labs Inc.                 COMMON  345838106      334,800         5,000     X    ALL                      5,000
General Electric                 COMMON  369604103    5,962,045       129,666     X    ALL                    129,666
Georgia Pac Corp Timber Group    COMMON  373298702      603,069        18,905     X    ALL                     18,905
GlaxoSmithKline PLC ADR          COMMON  37733W105      832,919        15,850     X    ALL                     15,850
HCC Insurance                    COMMON  404132102      343,125        15,250     X    ALL                     15,250
Harley-Davidson Inc              COMMON  412822108      558,297        12,300     X    ALL                     12,300
Harte Hanks, Inc.                COMMON  416196108      932,126        42,350     X    ALL                     42,350
Health Management Assoc CL A     COMMON  421933102      566,166        35,100     X    ALL                     35,100
Hewlett Packard Co.              COMMON  42823610       630,135        17,100     X    ALL                     17,100
Home Depot Inc.                  COMMON  43707610     1,106,672        22,960     X    ALL                     22,960
INTEL Corporation                COMMON  45814010     5,971,282       161,386     X    ALL                    161,386
International Business Machines  COMMON  459200101      628,320         5,610     X    ALL                      5,610
Interpublic Group                COMMON  460690100      824,000        20,000     X    ALL                     20,000
Johnson & Johnson, Inc.          COMMON  478160104    1,312,577        14,094     X    ALL                     14,094
Kent Electronics Corporation     COMMON  490553104      751,260        32,950     X    ALL                     32,950
Kimberly Clark Corporation       COMMON  494368103    1,165,505        18,000     X    ALL                     18,000
LandAmerica Financial Group      COMMON  514936103      372,833         7,975     X    ALL                      7,975
Eli Lilly & Company              COMMON  53245710       797,062        10,115     X    ALL                     10,115

TOTAL                                                26,232,538

12/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Linear Technology Corporation    COMMON  535678106      701,404        11,200     X    ALL                     11,200
Littelfuse, Inc.                 COMMON  537008104      722,205        24,850     X    ALL                     24,850
Lowes Companies Inc.             COMMON  54866110     2,741,292        51,287     X    ALL                     51,287
Lucent Technologies              COMMON  549463107      417,253        22,433     X    ALL                     22,433
Manulife Financial Corporation   COMMON  56501R106      238,082         8,595     X    ALL                      8,595
Markel Corporporation            COMMON  570535104    4,076,739        24,745     X    ALL                     24,745
Meditrust Corp                   COMMON  58501T306       48,326        13,061     X    ALL                     13,061
Medtronic Inc.                   COMMON  58505510     1,339,200        24,800     X    ALL                     24,800
Merck & Company,                 COMMON  589331107    1,246,671        15,170     X    ALL                     15,170
Microsoft Corp.                  COMMON  594918104      442,704         7,250     X    ALL                      7,250
Minnesota Mining & Manufacturing COMMON  604059105      818,810         7,400     X    ALL                      7,400
MOLEX, Incorporated              COMMON  608554101      438,850        10,103     X    ALL                     10,103
MOLEX, Inc. Cl A                 COMMON  608554200      833,141        26,344     X    ALL                     26,344
National Commerce Bankcorp       COMMON  635449101      565,121        21,528     X    ALL                     21,528
Nokia Corp. Sponsored ADR        COMMON  654902204    1,016,763        29,600     X    ALL                     29,600
Norfolk Southern                 COMMON  655844108      274,736        16,824     X    ALL                     16,824
North Fork Bancorporation, Inc.  COMMON  659424105    1,111,392        45,400     X    ALL                     45,400
Omnicare, INC.                   COMMON  681904108      514,829        25,175     X    ALL                     25,175
Oracle Systems Corp.             COMMON  68389X105    3,105,722       106,634     X    ALL                    106,634
Pall Corporation                 COMMON  69642930       488,341        20,014     X    ALL                     20,014
Pepsico Inc.                     COMMON  713448108    2,188,737        49,665     X    ALL                     49,665
Pfizer, Inc.                     COMMON  717081103    3,548,973        78,604     X    ALL                     78,604
Pharmacia Corp.(Fmrly Monsanto)  COMMON  71713U102      394,941         7,050     X    ALL                      7,050

TOTAL                                                27,274,232

12/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Philip Morris Cos.               COMMON  718154107    5,369,672       122,038     X    ALL                    122,038
Post Properties (REIT)           COMMON  737464107      274,372         7,175     X    ALL                      7,175
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      251,320         6,100     X    ALL                      6,100
Robert Half International        COMMON  770323103      845,300        31,600     X    ALL                     31,600
Royal Dutch Petroleum Co.        COMMON  780257804      615,570        10,200     X    ALL                     10,200
SPSS, Incorporated               COMMON  78462K102      587,421        26,550     X    ALL                     26,550
Schering Plough Corporation      COMMON  806605101      302,400         6,000     X    ALL                      6,000
Schlumberger LTD.                COMMON  806857108      826,752        10,765     X    ALL                     10,765
ServiceMaster Co., Inc.          COMMON  81760N109      736,074        64,062     X    ALL                     64,062
Southern Company                 COMMON  842587107      307,849        10,550     X    ALL                     10,550
Sprint Fon Group                 COMMON  852061100      201,500         8,125     X    ALL                      8,125
Sun Microsystems, Inc.           COMMON  866810104      241,444         7,900     X    ALL                      7,900
Suntrust Banks, Inc.             COMMON  86791410     1,783,018        26,652     X    ALL                     26,652
Texaco, Inc.                     COMMON  881694103      560,828         9,134     X    ALL                      9,134
Texas Instruments, Inc.          COMMON  882508104      950,460        21,700     X    ALL                     21,700
Tootsie Roll                     COMMON  890516107      691,246        13,634     X    ALL                     13,634
United Dominion Realty Trust     COMMON  910197102      192,563        17,474     X    ALL                     17,474
United Parcel Service Class B    COMMON  911312106    2,092,221        33,800     X    ALL                     33,800
United Technologies              COMMON  913017109      239,936         3,200     X    ALL                      3,200
Verizon Communications           COMMON  92343V104      870,079        15,834     X    ALL                     15,834
Vodafone Group PLC               COMMON  92857W100    7,153,554       204,562     X    ALL                    204,562
Wachovia Corporation             COMMON  92977110       690,104        10,156     X    ALL                     10,156
Washington Mutual                COMMON  939322103      950,526        19,700     X    ALL                     19,700
Westvaco Corp.                   COMMON  961548104      254,112         9,450     X    ALL                      9,450

TOTAL                                                26,988,321

12/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   6

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Wm. Wrigley Jr. Co.              COMMON  982526105      821,997         9,405     X    ALL                      9,405
X-Rite Inc.                      COMMON  983857103      496,650        60,200     X    ALL                     60,200
XEROX Corporation                COMMON  984121103      240,484        29,435     X    ALL                     29,435
Zebra Technologies Corporation   COMMON  989207105    1,172,229        21,050     X    ALL                     21,050

TOTAL                                                 2,731,360


GRAND TOTAL                                         135,906,830
